LOSS ON GOLDEX MINE (Tables)	12 Months Ended
Dec. 31, 2011
LOSS ON GOLDEX MINE
Schedule of loss on Goldex Mine

Impairment loss on Goldex mine property, plant, and mine development	$237,110
Loss on underground ore stockpile	16,641
Supplies inventory obsolescence provision	1,915
Increase in environmental remediation liability	47,227

Loss on Goldex mine (before income and mining taxes)	$302,893